Note 17 - Common Stock (Details Textual) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Dividends, Common Stock		$ 3.5	$ 3.5	$ 3.5
Common Class A [Member]
Dividends declared (in dollars per share)	$ 0.06	$ 0.24	$ 0.24	$ 0.24
Common Class B [Member]
Dividends declared (in dollars per share)	$ 0.07	$ 0.28	$ 0.28	$ 0.28